Harley Davidson Motorcycle Trust 2024-A	Exhibit 99.1
$89,000,000.00 5.540% Motorcycle Contract Backed Notes, Class A-1
$192,165,000.00 5.65% Motorcycle Contract Backed Notes, Class A-2
$242,165,000.00 5.37% Motorcycle Contract Backed Notes, Class A-3
$55,619,000.00 5.29% Motorcycle Contract Backed Notes, Class A-4
Monthly Report
For the October 15, 2026 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of May 1, 2024, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on May 14, 2024

Beginning of Due Period					9/1/2026
End of Due Period					9/30/2026
Determination Date					10/6/2026
Record Date					10/14/2026
Distribution Date					10/15/2026
Number of days in Interest Period (ACT/360 basis)					30
Number of days in Interest Period (30/360 basis)					30

Purchases	Number of Contracts	Cut-Off Date	Closing Date	Initial Pool Balance

Initial Contracts	30,209	4/30/2024	05/22/2024	$607,819,486.44
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	30,209			$607,819,486.44

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$182,790,011.35

Monthly principal amounts
Principal collections on Contracts	$9,215,785.13
Balance of Contracts liquidated during Due Period	513,805.06
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	190.24

Decline in Aggregate Principal Balance		9,729,780.43

Aggregate Principal Balance at end of Due Period		173,060,230.92
Pool factor		0.2847231

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2	Class A-3	Class A-4	Total
Original Note balance	$89,000,000.00	$192,165,000.00	$242,165,000.00	$55,619,000.00	$578,949,000.00

Note balance as of prior Distribution Date	0.00	0.00	98,299,585.74	55,619,000.00	153,918,585.74

Principal Distributable Amount *	0.00	—	9,729,780.43	—	9,729,780.43

Note balance at end of Due Period	0.00	0.00	88,569,805.31	55,619,000.00	144,188,805.31

Note Pool Factor at beginning of Due Period	0.0000000	0.0000000	0.4059199	1.0000000

Note Pool Factor at end of Due Period	0.0000000	0.0000000	0.3657416	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

Class	Note Balance at Beginning of Due Period	Note Interest Carryover Shortfall at Beginning of Due Period	Interest Rate	Days	Interest Accrual Basis	Note Monthly Interest Distributable Amount	Note Interest Carryover Shortfall at End of Due Period	Note Interest Distributable Amount

A-1	$0.00	—	5.540%	30	ACT/360	0.00	—	0.00
A-2	0.00	—	5.65%	30	30/360	0.00	—	0.00
A-3	98,299,585.74	—	5.37%	30	30/360	439,890.65	—	439,890.65
A-4	55,619,000.00	—	5.29%	30	30/360	245,187.09	—	245,187.09
Totals	$153,918,585.74

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$9,161,905.40
Interest collections on Contracts during Due Period	1,526,054.87
Net Liquidation Proceeds	245,292.02
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	122,406.94
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	29,622.20

Total Available Monies		$11,085,281.43

Distribution of Available Monies in order of priority:

Reimbursement Amount for Advances previously made	132,335.16
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	152,325.01
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	—
Asset Representation Reviewer Fee	-
Note Interest Distributable Amount	685,077.74
Principal Distributable Amount	9,729,780.43

Total distribution of fees, interest and principal		10,699,518.34

Excess Amounts (Shortfall)		$385,763.09

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Unpaid fees, expenses and amounts to the Indenture Trustee	—
Unpaid fees, expenses and amounts to the Asset Representation Reviewer	—
Excess Amounts to Certificateholders	385,763.09

Total distribution of Available Monies		$11,085,281.43

V. ACCOUNT BALANCE INFORMATION

Specified Reserve Fund Balance (0.25% of Initial Pool Balance)		$1,519,548.72

Reserve Fund balance as of prior Distribution Date		$1,519,548.72

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment earnings - Reserve Fund	4,272.02

Total additions		4,272.02

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Certificateholders	4,272.02

Total withdrawals		4,272.02

Reserve Fund balance at current Distribution Date		$1,519,548.72

Calculation of Overcollateralization Target Amount:

Overcollateralization Target Amount for current Distribution Date (4.75% of the Initial Pool Balance)		28,871,425.61

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	28,870,486.44	4.75%
Overcollateralization Target Amount for current Distribution Date	28,871,425.61	16.68%
Overcollateralization Amount at current Distribution Date	28,871,425.61	16.68%

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date			29

Monthly losses		Number of Contracts	Amount	% of Principal Balance at beginning of Due Period

	Beginning of period Principal Balance of Contracts liquidated in the Due Period	32	$567,684.79	0.311%

	Less:
	Net Liquidation Proceeds for the Due Period	24	245,292.02	0.134%

	Net Liquidation Losses for the Due Period		322,392.77	0.176%

	Net Liquidation Loss ratio			2.116%

Average loss ratio	Net Liquidation Loss ratio - current Distribution Date			2.116%
	Net Liquidation Loss ratio - prior Distribution Date			1.030%
	Net Liquidation Loss ratio - second prior Distribution Date			0.232%
	Three-month average loss ratio			1.126%

		Number of Contracts	Amount	% of Initial Principal Balance
Cumulative losses
	Cumulative Liquidated Contracts	943.00	$18,644,248.26	3.067%
	Cumulative Net Liquidation Proceeds	786.00	7,731,393.20	1.272%
	Cumulative Net Liquidation Losses		10,912,855.06	1.795%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$11,572.49

Cumulative loss ratio	Cumulative loss ratio			1.795%

Delinquencies	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period

	30 - 59	191	$2,997,484.41	$44,623.64	1.640%
	60 - 89	73	1,191,276.67	30,480.82	0.652%
	90 - 119	43	686,390.79	25,898.19	0.376%
	120+	29	480,813.42	21,404.29	0.263%
	Totals	97	$5,355,965.29	122,406.94	2.930%

	60+ delinquency amount	145	$2,358,480.88		1.290%

Average 60+ day delinquency ratio	60+ day delinquency ratio - current Distribution Date				1.290%
	60+ day delinquency ratio - prior Distribution Date				1.326%
	60+ day delinquency ratio - second prior Distribution Date				1.163%
	Three-month average delinquency Ratio				1.260%

	Current 60+ day delinquency ratio meets or exceeds Delinquency Trigger (6.00%)? Yes or No				No

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	14,947	14,530
Principal Balance of Contracts	$182,790,011.35	$173,060,230.92
Weighted average original term	72.43	72.56
Weighted average remaining term	35.59	34.8
Weighted average age	36.84	37.76
One month prepayments (ABS)	1.45%	1.44%
Weighted average Contract Rate	10.12%	10.16%

Contract Rate	Principal Balance of Contracts	% of Principal Balance at End of Due Period
< 0.000%	0.00	0.00%
0.000% - 5.000%	16,324,165.19	9.43%
5.001% - 10.000%	66,100,817.30	38.20%
10.001% - 15.000%	79,232,910.92	45.78%
15.001% - 20.000%	11,402,337.51	6.59%
> 20.000%	-	0.00%

Advances made by Servicer in current Due Period		122,406.94
Reimbursement Amount due to Servicer		132,335.16
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		0.00

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Chief Financial Officer of Harley-Davidson Credit Corp., a Nevada corporation (the "Servicer"), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the "Agreement") dated as of May 1, 2024 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and Citibank, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2024-A (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1. The Monthly Report for the period from September 1, 2026 to September 30, 2026 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2. As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 7th day of
October 2026.

HARLEY-DAVIDSON CREDIT CORP.,
as Servicer

By: /s/ Dominic Banham
                        Name: Dominic Banham
Title: Vice President & Treasurer